Dividends	6 Months Ended
Jun. 30, 2026
Interim Financial Reporting [Abstract]
Dividends	3Dividends
On 4 August 2026, the Directors approved a second interim dividend for 2026 of $0.10 per ordinary share in respect of the financial year ending
31 December 2026. This distribution amounts to approximately $1.72bn and will be payable on 25 September 2026. No liability is recognised in the financial statements in respect of these dividends.

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2026		30 Jun 2025
	Per share	Total	Per share	Total
	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.45	7,714	0.36	6,397
In respect of current year:
– first interim dividend	0.10	1,702	0.10	1,750
Total	0.55	9,416	0.46	8,147
Total coupons on capital securities classified as equity		633		547
Dividends to shareholders		10,049		8,694